Subsequent Events (Details) - Subsequent Event [Member]	Apr. 28, 2026 USD ($)	Apr. 28, 2026 SGD ($)	Feb. 24, 2026 USD ($)	Feb. 24, 2026 SGD ($)	Jan. 07, 2026 USD ($)	Jan. 07, 2026 SGD ($)
Subsequent Events [Line Items]
Borrowings amount			$ 443,269	$ 570,000	$ 233,300	$ 300,000
Lim Soon Huat [Member]
Subsequent Events [Line Items]
Borrowings amount	$ 2,544,199	$ 3,271,586